Stock-Based Compensation - Stock Option Repricing (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock option, exercise price ($ per share)	$ 8.84
Stock option, weighted average exercise price ($ per share)	$ 10.23	$ 9.59	$ 9.68
Stock option, number of outstanding shares	4,603,443	7,670,908	5,096,086
Stock option repricing, total incremental expense	$ 0.7
Stock option repricing, total incremental expense associated with vested options	0.1
Stock option repricing, total incremental expense associated with unvested options	$ 0.6